Pension and Postretirement Benefits - Schedule of Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Curtailment gain	$ (1,691)	[1]	$ (38,711)	[1]	$ (13,910)	[1]
Pension plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	4,328		5,684		6,986
Amortization of prior service cost	1,922		1,444		670
Interest cost	9,859		11,451		12,568
Amortization of actuarial gain	(4,301)		(4,522)		(2,581)
Curtailment gain	(1,691)		(38,711)		(13,910)
Other benefits					545
Net periodic benefit cost	$ 10,117		$ (24,654)		$ 4,278

[1]	See Note 16